BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	385,664	385,664	380,328
Common stock, shares outstanding	385,664	385,664	380,328
Series B Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	980,000	980,000	980,000
Preferred Stock, shares issued	701,235	701,235	0
Preferred Stock, shares outstanding	701,235	701,235	0
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	939,612	939,612	939,612
Preferred Stock, shares outstanding	939,612	939,612	939,612
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213	983,213
Preferred Stock, shares issued	983,208	983,208	983,208
Preferred Stock, shares outstanding	983,208	983,208	983,208
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230	142,230
Preferred Stock, shares issued	142,227	142,227	142,227
Preferred Stock, shares outstanding	142,227	142,227	142,227
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000	4,000
Preferred Stock, shares issued	3,998	3,998	3,998
Preferred Stock, shares outstanding	3,998	3,998	3,998
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000	7,000
Preferred Stock, shares issued	6,443	6,443	6,443
Preferred Stock, shares outstanding	6,443	6,443	6,443
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000	800,000
Preferred Stock, shares issued	682,958	496,111	0
Preferred Stock, shares outstanding	682,958	496,111	0